Business Combinations - Kintuk (Details) - USD ($) $ in Thousands			11 Months Ended	12 Months Ended
		Feb. 01, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Satisfied by:
Gain on bargain purchase	[1],[2]					$ 40,142
Kintuk
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets [Abstract]
Other intangible assets		$ 45
Property, plant and equipment		62,487
Non-current financial assets		50
Total non-current assets acquired		62,582
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets [Abstract]
Inventories		21,314
Trade and other receivables		24,785
Other current assets		1,397
Cash and cash equivalents		29,530
Total current assets acquired		77,026
Total assets acquired		139,608
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities [Abstract]
Deferred tax liabilities		90
Total non-current liabilities acquired		90
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities [Abstract]
Trade and other payables		18,048
Provisions		735
Current income tax liabilities		396
Other current liabilities		4,066
Total current liabilities assumed		23,245
Total liabilities assumed		23,335
Net assets acquired		116,273
Satisfied by:
Cash		49,909
Contingent consideration		26,222		$ 16,632	$ 21,965
Acquisition Consideration		76,131
Gain on bargain purchase		40,142
Less: cash and cash equivalent balances acquired		(29,530)
Net cash outflow arising on acquisition		20,379
Fair value of trade receivables		11,900
Gain loss relating to acquired receivables		$ 0
Period of contingent consideration applied to sales		8 years 6 months
Kintuk | Minimum
Satisfied by:
Contingent consideration		$ 0
Kintuk | Maximum
Satisfied by:
Contingent consideration		$ 60,000
Ferroglobe Mangan Norge
Satisfied by:
Discount rates (as a percent)		11.50%		12.50%	11.50%
Revenue of acquiree			$ 112,445
Loss of acquiree			10,148
Ferroglobe Manganese France
Satisfied by:
Discount rates (as a percent)		11.00%		11.50%	11.00%
Revenue of acquiree			117,852
Loss of acquiree			$ 10,436
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Satisfied by:
Revenue of combined entity						2,289,931
Profit of combined entity						$ 45,007
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Minimum
Satisfied by:
Average simulated revenues				$ 135,868	$ 157,276
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Satisfied by:
Average simulated revenues				$ 262,441	$ 317,507

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).
[2]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.